Proposed Business Combination	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Proposed Business Combination

Note 9 — Proposed Business Combination

On February 2, 2021, the Company entered into a business combination agreement by and among the Company, Holicity Merger Sub Inc., a wholly-owned subsidiary of the Company (“Merger Sub”), and Astra Space, Inc. (“Astra”) (as it may be amended and/or restated from time to time, the “Business Combination Agreement”). The business combination was unanimously approved by the Company’s board of directors (the “Board”) on January 29, 2021. If the Business Combination Agreement is approved by the Company’s stockholders and Astra’s stockholders, and the transactions contemplated by the Business Combination Agreement are consummated, Merger Sub will merge with and into Astra with Astra surviving the merger as a wholly-owned subsidiary of the Company (the “Astra Merger”). In addition, in connection with the consummation of the Astra Merger (the “Closing”), the Company will be renamed “Astra Space, Inc.” and is referred to herein as “New Astra” as of the time following such change of name.

Pursuant to the Business Combination Agreement, the Company has agreed to acquire all of the outstanding equity interests of Astra for approximately $2.03 billion in aggregate consideration to be paid at the effective time of the Astra Merger (the “Effective Time”). The consideration for the Astra Merger will be paid through stock in New Astra as follows: each share of Astra common stock and each share of preferred stock of Astra (“Astra Preferred Stock”) that is issued and outstanding immediately prior to the Effective Time (other than dissenting shares and shares of Astra common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive, with respect to any Astra Class A common stock or Astra Preferred Stock issued and outstanding immediately prior to the Effective Time, a number of shares of Class A common stock of the Company equal to the “Per Share Merger Consideration Value” divided by $10.00 per share, where the “Per Share Merger Consideration Value” is (a)(x) $2,030,000,000.00 plus (y) the aggregate exercise price of all of the options to purchase shares of Astra common stock (“Astra Options”) and warrants to purchase shares of Astra common stock (“Astra Warrants”) described in the Business Combination Agreement divided by (b) the number of all outstanding shares, as of the date hereof, of Astra common stock (including (A) shares of Astra common stock issuable upon conversion of the Astra Preferred Stock outstanding on the date hereof, (B) any shares of Astra common stock issued or issuable upon the exercise of all Astra Options and Astra Warrants outstanding on the date of the Business Combination Agreement and (C) the vesting of Astra restricted shares outstanding as of the date of the Business Combination Agreement). Each share of Astra Class A common stock and each share of Astra Preferred Stock that is issued and outstanding immediately prior to the Effective Time (other than dissenting shares and shares of Astra Class A common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class A common stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share and each share of Astra Class B common stock and each share of Founders Preferred Stock of Astra (other than dissenting shares and shares of Astra Class B common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class B Common Stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share.

Pursuant to the Business Combination Agreement, at the Effective Time, (i) each Astra Option that is outstanding and unexercised immediately prior to the Effective Time shall be assumed and converted into a newly issued option exercisable for Class A common stock of New Astra, (ii) each Astra Warrant that is issued and outstanding immediately prior to the Effective Time and has not been terminated pursuant to its terms will be assumed and converted into a warrant exercisable for Class A common stock of New Astra on the same terms and conditions as applied to the existing Astra Warrants, and (iii) in respect of each unvested share of restricted stock or restricted stock unit that is unvested immediately prior to the effective time of the Astra Merger (A) each share of restricted stock or restricted stock unit (other than those held by an individual who has waived the right to accelerate the vesting of such stock or stock unit) will become immediately vested and the holder will be entitled to receive the applicable per share merger consideration, less applicable tax withholding, if any and (B) each share of restricted stock or restricted stock unit held by an individual who has waived the right to accelerate the vesting of such stock or stock unit will be cancelled and converted into restricted shares of New Astra stock, subject to the same terms and conditions as the Astra awards.

The shares of Class B common stock of New Astra will have the same economic terms as the shares of Class A common stock of New Astra, but the shares of Class B common stock of New Astra will have 10 votes per share, whereas the shares of Class A common stock will have one (1) vote per share. The outstanding shares of Class B common stock of New Astra will be subject to a “sunset” provision permitted whereby such shares of Class B common Stock of New Astra will automatically convert to shares of Class A common stock if the Founders and other qualified holders of Class B common stock collectively cease to beneficially own at least twenty percent (20%) of the number of shares of Class B common stock of New Astra collectively held by the Founders and their permitted transferees as of the Effective Time.

The closing of the Astra Merger is subject to certain customary conditions, including, among other things: (i) approval by the Company’s stockholders and Astra’s stockholders of the Business Combination Agreement, the Astra Merger and certain other actions related thereto; (ii) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 as amended; (iii) the Company having at least $250 million of cash at the closing of the Astra Merger, consisting of cash held in its trust account and the aggregate amount of cash actually invested in (or contributed to) the Company pursuant to the Subscription Agreements (as defined below), after giving effect to redemptions of public shares, if any, but before giving effect to the consummation of the closing of the Astra Merger and the payment of Astra’s and the Company’s outstanding transaction expenses as contemplated by the Business Combination Agreement; (iv) the shares of Class A common stock of New Astra to be issued in connection with the Astra Merger having been approved for listing on The Nasdaq Capital Market (“Nasdaq”) subject only to official notice of issuance thereof; (v) no material adverse effect, as defined in the Business Combination Agreement, has occurred with respect to Astra; and (vi) each Founder is employed by and devotes his full time and attention to Astra, and has not died or become disabled.

Other Agreements

Subscription Agreements

The Company entered into subscription agreements (the “Subscription Agreements”), each dated as of February 2, 2021, with certain institutional investors, pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to the closing of the Astra Merger, an aggregate of 20,000,000 shares of Class A common stock for $10 per share for aggregate gross proceeds of $200 million. As a consequence of the Astra Merger, as of the closing of the Astra Merger, each of the holders of shares of Class A common stock issued pursuant to the Subscription Agreements will automatically receive, on a one-for-one basis, shares of New Astra Class A common stock.

Investors’ Rights Agreement

The Company entered into an investors’ rights agreement (the “Investors’ Rights Agreement”), dated as of February 2, 2021, among the Company, Astra and certain of their respective stockholders including the Founders and X-icity Holdings Corporation (the “Sponsor”), which will become effective upon consummation of the Astra Merger. Pursuant to the Investors’ Rights Agreement, New Astra will be required to register for resale securities held by the stockholders party thereto. New Astra will have no obligation to facilitate more than one demand made by the Sponsor, or its affiliates, that New Astra register such stockholders’ securities. In addition, the holders have certain “piggyback” registration rights with respect to registrations initiated by New Astra. New Astra will bear the expenses incurred in connection with the filing of any registration statements pursuant to the Investors’ Rights Agreement. The Investors’ Rights Agreement restricts the ability of the Sponsor and the Founders to transfer their shares of New Astra common stock, subject to certain permitted transfers, until the earlier of (i) the first anniversary of the closing of the Astra Merger and (ii) following the closing of the Astra Merger, if the closing price of the New Astra common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the closing of the Astra Merger. The Investors’ Rights Agreement also restricts the ability of each other stockholder who is a party thereto, including the directors and officers of Astra, to transfer their shares of New Astra common stock, subject to certain permitted transfers, until six (6) months after the closing of the Astra Merger.

Support Agreements

In connection with and following the execution of the Business Combination Agreement, certain Astra stockholders (the “Astra Supporting Stockholders”) entered into Astra support agreements with the Company (the “Support Agreements”). Under the Support Agreements, each Astra Supporting Stockholder agreed, on (or effective as of) the third business day following the SEC declaring effective the proxy statement/prospectus relating to the approval by the Company’s stockholders of the Astra Merger, to execute and deliver a written consent with respect to the outstanding shares of Astra common stock and preferred stock held by such Astra Supporting Stockholder adopting the Business Combination Agreement and approving the Astra Merger. The shares of Astra common stock and preferred stock that are owned by the Astra Supporting Stockholders and subject to the Support Agreements represent approximately seventy percent (70%) of the outstanding voting power of Astra common stock and preferred stock (on an as converted basis). In addition, the Support Agreements prohibit the Astra Supporting Stockholders from engaging in activities that have the effect of soliciting a competing acquisition proposal.

Sponsor Agreement

In connection with the execution of the Business Combination Agreement, the Sponsor entered into an Agreement (the “Sponsor Agreement”) with Astra, pursuant to which the Sponsor agreed to vote all shares of the Company’s common stock beneficially owned by it in favor of each of the proposals at the Company’s stockholders meeting to vote on the Astra Merger and the adoption of the Business Combination Agreement, to use its reasonable best efforts to take all actions reasonably necessary to consummate the Astra Merger, to waive any anti-dilution protections provided to the Sponsor in the Company’s Certificate of Incorporation and to not take any action that would reasonably be expected to materially delay or prevent the satisfaction of the conditions to the Astra Merger set forth in the Business Combination Agreement.

The Sponsor Agreement provides that the Sponsor will not redeem any shares of the Company’s common stock and will take all actions necessary to opt out of any class in any class action with respect to any claim, derivative or otherwise, against the Company, Astra, any affiliate or designee of the Sponsor acting in his or her capacity as director or any of their respective successors and assigns relating to the negotiation, execution or delivery of the Sponsor Agreement, the Business Combination Agreement or the consummation of the transactions contemplated in such agreements.

Director Nomination Agreement

In connection with the Closing, New Astra and the Sponsor will enter into a director nomination agreement (the “Director Nomination Agreement”). Pursuant to the Director Nomination Agreement, the Sponsor will hold certain rights to nominate a member of the Board effective as of the Closing Date, subject to the conditions set forth in the Director Nomination Agreement. The Sponsor’s initial nominee to the board is expected to be Craig McCaw. The Director Nomination Agreement will terminate as of the date that is twelve (12) months after of the Closing.

NOTE 11. PROPOSED BUSINESS COMBINATION

On February 2, 2021, the Company entered into a business combination agreement by and among the Company, Holicity Merger Sub Inc., a wholly-owned subsidiary of the Company (“Merger Sub”), and Astra Space, Inc. (“Astra”) (as it may be amended and/or restated from time to time, the “Business Combination Agreement”). The business combination was unanimously approved by the Company’s board of directors (the “Board”) on January 29, 2021. If the Business Combination Agreement is approved by the Company’s stockholders and Astra’s stockholders, and the transactions contemplated by the Business Combination Agreement are consummated, Merger Sub will merge with and into Astra with Astra surviving the merger as a wholly-owned subsidiary of the Company (the “Astra Merger”). In addition, in connection with the consummation of the Astra Merger (the “Closing”), the Company will be renamed “Astra Space, Inc.” and is referred to herein as “New Astra” as of the time following such change of name.

Pursuant to the Business Combination Agreement, the Company has agreed to acquire all of the outstanding equity interests of Astra for approximately $2.03 billion in aggregate consideration to be paid at the effective time of the Astra Merger (the “Effective Time”). The consideration for the Astra Merger will be paid through stock in New Astra as follows: each share of Astra common stock and each share of preferred stock of Astra (“Astra Preferred Stock”) that is issued and outstanding immediately prior to the Effective Time (other than dissenting shares and shares of Astra common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive, with respect to any Astra Class A common stock or Astra Preferred Stock issued and outstanding immediately prior to the Effective Time, a number of shares of Class A common stock of the Company equal to the “Per Share Merger Consideration Value” divided by $10.00 per share, where the “Per Share Merger Consideration Value” is (a)(x) $2,030,000,000.00 plus (y) the aggregate exercise price of all of the options to purchase shares of Astra common stock (“Astra Options”) and warrants to purchase shares of Astra common stock (“Astra Warrants”) described in the Business Combination Agreement divided by (b) the number of all outstanding shares, as of the date hereof, of Astra common stock (including (A) shares of Astra common stock issuable upon conversion of the Astra Preferred Stock outstanding on the date hereof, (B) any shares of Astra common stock issued or issuable upon the exercise of all Astra Options and Astra Warrants outstanding on the date of the Business Combination Agreement and (C) the vesting of Astra restricted shares outstanding as of the date of the Business Combination Agreement). Each share of Astra Class A common stock and each share of Astra Preferred Stock that is issued and outstanding immediately prior to the Effective Time (other than dissenting shares and shares of Astra Class A common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class A common stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share and each share of Astra Class B common stock and each share of Founders Preferred Stock of Astra (other than dissenting shares and shares of Astra Class B common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class B Common Stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share.

Pursuant to the Business Combination Agreement, at the Effective Time, (i) each Astra Option that is outstanding and unexercised immediately prior to the Effective Time shall be assumed and converted into a newly issued option exercisable for Class A common stock of New Astra, (ii) each Astra Warrant that is issued and outstanding immediately prior to the Effective Time and has not been terminated pursuant to its terms will be assumed and converted into a warrant exercisable for Class A common stock of New Astra on the same terms and conditions as applied to the existing Astra Warrants, and (iii) in respect of each unvested share of restricted stock or restricted stock unit that is unvested immediately prior to the effective time of the Astra Merger (A) each share of restricted stock or restricted stock unit (other than those held by an individual who has waived the right to accelerate the vesting of such stock or stock unit) will become immediately vested and the holder will be entitled to receive the applicable per share merger consideration, less applicable tax withholding, if any and (B) each share of restricted stock or restricted stock unit held by an individual who has waived the right to accelerate the vesting of such stock or stock unit will be cancelled and converted into restricted shares of New Astra stock, subject to the same terms and conditions as the Astra awards.

The shares of Class B common stock of New Astra will have the same economic terms as the shares of Class A common stock of New Astra, but the shares of Class B common stock of New Astra will have 10 votes per share, whereas the shares of Class A common stock will have one (1) vote per share. The outstanding shares of Class B common stock of New Astra will be subject to a “sunset” provision permitted whereby such shares of Class B common Stock of New Astra will automatically convert to shares of Class A common stock if the Founders and other qualified holders of Class B common stock collectively cease to beneficially own at least twenty percent (20%) of the number of shares of Class B common stock of New Astra collectively held by the Founders and their permitted transferees as of the Effective Time.

The closing of the Astra Merger is subject to certain customary conditions, including, among other things: (i) approval by the Company’s stockholders and Astra’s stockholders of the Business Combination Agreement, the Astra Merger and certain other actions related thereto; (ii) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 as amended; (iii) the Company having at least $250 million of cash at the closing of the Astra Merger, consisting of cash held in its trust account and the aggregate amount of cash actually invested in (or contributed to) the Company pursuant to the Subscription Agreements (as defined below), after giving effect to redemptions of public shares, if any, but before giving effect to the consummation of the closing of the Astra Merger and the payment of Astra’s and the Company’s outstanding transaction expenses as contemplated by the Business Combination Agreement; (iv) the shares of Class A common stock of New Astra to be issued in connection with the Astra Merger having been approved for listing on The Nasdaq Capital Market (“Nasdaq”) subject only to official notice of issuance thereof; (v) no material adverse effect, as defined in the Business Combination Agreement, has occurred with respect to Astra; and (vi) each Founder is employed by and devotes his full time and attention to Astra, and has not died or become disabled.

Other Agreements

Subscription Agreements

The Company entered into subscription agreements (the “Subscription Agreements”), each dated as of February 2, 2021, with certain institutional investors, pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to the closing of the Astra Merger, an aggregate of 20,000,000 shares of Class A common stock for $10 per share for aggregate gross proceeds of $200 million. As a consequence of the Astra Merger, as of the closing of the Astra Merger, each of the holders of shares of Class A common stock issued pursuant to the Subscription Agreements will automatically receive, on a one-for-one basis, shares of New Astra Class A common stock.

Investors’ Rights Agreement

The Company entered into an investors’ rights agreement (the “Investors’ Rights Agreement”), dated as of February 2, 2021, among the Company, Astra and certain of their respective stockholders including the Founders and X-icity Holdings Corporation (the “Sponsor”), which will become effective upon consummation of the Astra Merger. Pursuant to the Investors’ Rights Agreement, New Astra will be required to register for resale securities held by the stockholders party thereto. New Astra will have no obligation to facilitate more than one demand made by the Sponsor, or its affiliates, that New Astra register such stockholders’ securities. In addition, the holders have certain “piggyback” registration rights with respect to registrations initiated by New Astra. New Astra will bear the expenses incurred in connection with the filing of any registration statements pursuant to the Investors’ Rights Agreement. The Investors’ Rights Agreement restricts the ability of the Sponsor and the Founders to transfer their shares of New Astra common stock, subject to certain permitted transfers, until the earlier of (i) the first anniversary of the closing of the Astra Merger and (ii) following the closing of the Astra Merger, if the closing price of the New Astra common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the closing of the Astra Merger. The Investors’ Rights Agreement also restricts the ability of each other stockholder who is a party thereto, including the directors and officers of Astra, to transfer their shares of New Astra common stock, subject to certain permitted transfers, until six (6) months after the closing of the Astra Merger.

Support Agreements

In connection with and following the execution of the Business Combination Agreement, certain Astra stockholders (the “Astra Supporting Stockholders”) entered into Astra support agreements with the Company (the “Support Agreements”). Under the Support Agreements, each Astra Supporting Stockholder agreed, on (or effective as of) the third business day following the SEC declaring effective the proxy statement/prospectus relating to the approval by the Company’s stockholders of the Astra Merger, to execute and deliver a written consent with respect to the outstanding shares of Astra common stock and preferred stock held by such Astra Supporting Stockholder adopting the Business Combination Agreement and approving the Astra Merger. The shares of Astra common stock and preferred stock that are owned by the Astra Supporting Stockholders and subject to the Support Agreements represent approximately seventy percent (70%) of the outstanding voting power of Astra common stock and preferred stock (on an as converted basis). In addition, the Support Agreements prohibit the Astra Supporting Stockholders from engaging in activities that have the effect of soliciting a competing acquisition proposal.

Sponsor Agreement

In connection with the execution of the Business Combination Agreement, the Sponsor entered into an Agreement (the “Sponsor Agreement”) with Astra, pursuant to which the Sponsor agreed to vote all shares of the Company’s common stock beneficially owned by it in favor of each of the proposals at the Company’s stockholders meeting to vote on the Astra Merger and the adoption of the Business Combination Agreement, to use its reasonable best efforts to take all actions reasonably necessary to consummate the Astra Merger, to waive any anti-dilution protections provided to the Sponsor in the Company’s Certificate of Incorporation and to not take any action that would reasonably be expected to materially delay or prevent the satisfaction of the conditions to the Astra Merger set forth in the Business Combination Agreement.

The Sponsor Agreement provides that the Sponsor will not redeem any shares of the Company’s common stock and will take all actions necessary to opt out of any class in any class action with respect to any claim, derivative or otherwise, against the Company, Astra, any affiliate or designee of the Sponsor acting in his or her capacity as director or any of their respective successors and assigns relating to the negotiation, execution or delivery of the Sponsor Agreement, the Business Combination Agreement or the consummation of the transactions contemplated in such agreements.

Director Nomination Agreement

In connection with the Closing, New Astra and the Sponsor will enter into a director nomination agreement (the “Director Nomination Agreement”). Pursuant to the Director Nomination Agreement, the Sponsor will hold certain rights to nominate a member of the Board effective as of the Closing Date, subject to the conditions set forth in the Director Nomination Agreement. The Sponsor’s initial nominee to the board is expected to be Craig McCaw. The Director Nomination Agreement will terminate as of the date that is twelve (12) months after of the Closing.